Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2018
Long-Term Debt Covenants [Abstract]
Bank Loans
	Bank loans	As of December 31, 2018	As of December 31, 2017	Margin
(i)	Issued in September 2017 maturing in October 2023 (the “2017 credit facility”)	295,118	350,401	3.25%

	Total long-term debt	$295,118	$350,401

	Less: Deferred loan issuance costs	3,707	5,054
	Less: loan associated with vessel held for sale	-	14,781

	Total long-term debt, net	$291,411	$330,566
	Less: Current portion of long-term debt	38,494	35,882
	Add: Current portion of deferred loan issuance costs	1,015	1,176
	Long-term debt, net	$253,932	$295,860

Required Annual Loan Payments
For the year ending December 31,	Amount
2019	$38,494
2020	$38,494
2021	$38,494
2022	$38,494
2023	$141,142

Total	$ 295,118